Debt - Short-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term borrowings	$ 38.2	$ 43.3
Weighted-average interest rates (as a percent)	17.80%	15.80%